Offerings - Offering: 1	May 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.115
Maximum Aggregate Offering Price	$ 15,575,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,150.91
Offering Note

(1)
Registrant is registering 5,000,000 shares under the Holley Inc. 2021 Omnibus Incentive Plan, as amended by the First Amendment (the “Plan”), pursuant to this Registration Statement on Form S-8 (this “Registration Statement”).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also include such additional indeterminate number of shares of common stock as may become issuable under the Plan as a result of stock splits, stock dividends, recapitalizations or similar transactions.

(3)
Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act on the basis the average of the high and low prices of the common stock of Registrant reported on the New York Stock Exchange on May 1, 2026, a date that is within five business days prior to filing.